LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE [Abstract]
LOSS PER SHARE
20.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2019 $	2020 $	2021 $
Numerator:
Net loss attributable to ordinary shareholders	(1,462,799)	(1,618,056)	(2,046,759)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	436,601,801	477,264,888	532,705,796

Basic and diluted loss per share:	(3.35)	(3.39)	(3.84)

The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2019	2020	2021

Share options	52,188,554	50,090,731	46,225,613
RSAs/RSUs	8,081,437	9,341,928	8,129,220
Convertible notes	52,718,141	37,370,919	23,349,154
	112,988,132	96,803,578	77,703,987

The denominator for diluted loss per share for the years ended December 31, 2019, 2020 and 2021 does not include any effect from the Capped Calls (Note 14) because it would be anti-dilutive. In the event of conversion of any or all of the 2024 Convertible Notes and 2025 Convertible Notes, the shares that would be delivered to the Company under the Capped Calls are designed to neutralize the dilutive effect of the shares that the Company would issue under the convertible notes.

During the years ended December 31, 2020 and 2021, respectively, the Company issued 6,000,000 and 12,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.